REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION BY REVENUE

The table below presents the Company’s revenue disaggregated by revenue source. There was no revenue recognized during the comparative three and nine month periods ending September 30, 2024.

	Three Months Ended	Nine Months Ended
	September 30, 2025	September 30, 2025
Revenue service line:
Renewable diesel products	$4,920,832	$8,293,499
Renewable diesel environmental credits	4,632,607	7,836,172
Total revenue	$9,553,439	$16,129,671